Revenue Recognition	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Revenue Recognition
Revenue Recognition

3. Revenue Recognition

The Company’s revenue from contracts with customers consists of online casino, online sports betting, retail sports betting and social gaming.

Online casino and online sports betting

Online casino offerings typically include the full suite of games available in land-based casinos, such as blackjack, roulette and slot machines. For these offerings, the Company generates revenue through hold, or gross winnings, as customers play against the house. Online casino revenue is generated based on total player bets less amounts paid to players for winning bets, less other incentives awarded to players, plus or minus the change in the progressive jackpot reserve.

Online sports betting involves a user placing a bet on the outcome of a sporting event, or a series of sporting events, with the chance to win a pre-determined amount, often referred to as fixed odds. Online sports betting revenue is generated by setting odds such that there is a built-in theoretical margin in each sports bet offered to its customers. Online sports betting revenue is generated based on total player bets less amounts paid to players for winning bets, less other incentives awarded to players, plus or minus the change in unsettled bets.

Retail sports betting

The Company provides retail sports services to land-based casinos in exchange for a monthly commission based on the land-based casino’s retail sportsbook revenue. Services include ongoing management and oversight of the retail sportsbook, technical support for the land-based casino’s customers, risk management, advertising and promotion, and support for the third-party vendor’s sports betting equipment. The Company has a single performance obligation to provide retail sports services and records the revenue as services are performed and when the commission amounts are no longer constrained (i.e., the amount is known).

Certain relationships with business partners provide the Company the ability to operate the retail sportsbook at the land-based casino. In this scenario, revenue is generated based on total player bets less amounts paid to players for winning bets, less other incentives awarded to players.

Social gaming

The Company provides a social gaming platform for players to enjoy free-to-play games that use virtual credits. While virtual credits are issued to players for free, some players may choose to purchase additional virtual credits through the Company’s virtual cashier. The Company has a single performance obligation associated with social gaming services, to provide social gaming services to players upon the redemption of virtual credits. Deferred revenue is recorded when players purchase virtual coins and revenue is recognized when the virtual coins are redeemed, and the Company’s performance obligation has been fulfilled.

Disaggregation of revenue for the three months ended March 31, 2021 and 2020, is as follows:

	Three months ended March 31,
($in thousands)	2021	2020
Online casino and online sports betting	$109,978	$34,480
Retail sports betting	627	213
Social gaming	1,215	484
Total revenue	$111,820	$35,177

Revenue by geographic region for the three months ended March 31, 2021 and 2020, is as follows:

	Three months ended March 31,
($in thousands)	2021	2020
United States	$105,303	$32,883
Colombia	6,517	2,294
Total revenue	$111,820	$35,177

The Company included deferred revenue within Players liabilities in the condensed consolidated balance sheets. Deferred revenue includes unsettled player bets, unredeemed social gaming virtual credits and unredeemed bonus amounts. The deferred revenue balances were as follows:

	Three months ended March 31,
($in thousands)	2021	2020
Deferred revenue, beginning of period	$1,797	$321
Deferred revenue, end of period	2,163	95
Revenue recognized in the period from amounts included in deferred revenue at the beginning of the period	608	321

11. Revenue Recognition

Disaggregation of revenue for the years ended December 31, 2020 and 2019, are as follows:

	Years Ended December 31,
($ in thousands)	2020	2019
Online casino and online sports betting	$273,761	$61,268
Retail sports betting	1,205	1,053
Social gaming	3,534	1,346
Total revenue	$278,500	$63,667

The following table presents the Company’s revenue by geographic region for the years ended December 31, 2020 and 2019:

	Years Ended December 31,
($ in thousands)	2020	2019
United States	$263,214	$59,572
Colombia	15,286	4,095
Total revenue	$278,500	$63,667

The Company included deferred revenue within Players liabilities in the consolidated balance sheets. Deferred revenue includes unsettled player bets, unredeemed social gaming virtual credits and the unredeemed bonus store points. The deferred revenue balances were as follows:

	Years Ended December 31,
($ in thousands)	2020	2019
Deferred revenue, beginning of period	$321	$129
Deferred revenue, end of period	1,797	321
Revenue recognized in the period from amounts included in deferred revenue at the beginning of the period	321	129